Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2020
Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 28, 2021
Document Effective Date	Jun. 28, 2021
Prospectus Date	Feb. 28, 2021
MainStay MacKay Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	MASAX
MainStay MacKay Strategic Bond Fund | Class B
Prospectus:
Trading Symbol	MASBX
MainStay MacKay Strategic Bond Fund | Class C
Prospectus:
Trading Symbol	MSICX
MainStay MacKay Strategic Bond Fund | Class I
Prospectus:
Trading Symbol	MSDIX
MainStay MacKay Strategic Bond Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MSYDX
MainStay MacKay Strategic Bond Fund | Class R2
Prospectus:
Trading Symbol	MSIRX
MainStay MacKay Strategic Bond Fund | Class R3
Prospectus:
Trading Symbol	MSDJX
MainStay MacKay Strategic Bond Fund | Class R6
Prospectus:
Trading Symbol	MSYEX